Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Columbia Capital Allocation Conservative Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 12,628	$ 11,877	$ 11,281	$ 12,347	$ 12,176	$ 11,422	$ 10,487	$ 10,659	$ 9,879	$ 9,261	$ 9,528
Columbia Capital Allocation Conservative Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 12,283	11,647	11,142	12,297	12,205	11,544	10,684	10,933	10,204	9,644	10,000
Columbia Capital Allocation Conservative Portfolio - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,578	12,737	12,068	13,189	12,961	12,126	11,117	11,260	10,420	9,744	10,000
Columbia Capital Allocation Moderate Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 16,720	14,925	13,637	15,102	14,191	12,749	11,357	11,846	10,178	9,154	9,426
Columbia Capital Allocation Moderate Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 16,464	14,802	13,626	15,211	14,407	13,030	11,704	12,296	10,650	9,652	10,000
Columbia Capital Allocation Moderate Portfolio - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 18,189	16,193	14,756	16,302	15,279	13,701	12,173	12,654	10,853	9,735	10,000
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 18,335	16,312	14,863	16,404	15,379	13,776	12,226	12,708	10,891	9,758	10,000
Columbia Capital Allocation Aggressive Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 21,342	18,127	16,001	17,808	15,880	13,856	12,154	13,054	10,406	9,053	9,421
Columbia Capital Allocation Aggressive Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 21,025	17,992	15,993	17,925	16,117	14,171	12,517	13,553	10,877	9,540	10,000
Columbia Capital Allocation Aggressive Portfolio - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 23,233	19,681	17,334	19,235	17,113	14,899	13,030	13,959	11,102	9,631	10,000
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 23,446	19,833	17,457	19,356	17,205	14,977	13,090	14,018	11,135	9,646	10,000
Columbia Capital Allocation Aggressive Portfolio - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 22,111	18,814	16,650	18,573	16,608	14,539	12,779	13,763	10,992	9,591	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 34,596	27,388	22,987	25,052	21,088	17,503	14,522	14,858	11,871	9,752	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Blended Benchmark - 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index
Account Value	$ 14,183	13,322	12,614	13,518	13,363	12,441	11,238	11,134	10,444	9,900	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net)
Account Value	$ 19,043	16,966	15,482	16,682	15,703	13,980	12,269	12,420	10,889	9,738	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 34,596	27,388	22,987	25,052	21,088	17,503	14,522	14,858	11,871	9,752	10,000
Blended Benchmark - 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index
Account Value	$ 24,831	$ 20,961	$ 18,491	$ 19,946	$ 17,929	$ 15,367	$ 13,223	$ 13,693	$ 11,249	$ 9,580	$ 10,000